May 5, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filings - Rule 497(j)

Re:  Dreyfus Appreciation Fund, Inc.
     CIK No. 0000318478
     1940 Act File No. 811-3081
     Registration Statement File No. 2-68671

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 33 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 1999.

     Please address any comments or questions to the undersigned at (212) 922-6785.


                                                 Very truly yours,



                                                 Gina M.  Martone


GMM:kwm
Enclosure

cc: J. Farragher